Inventories	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Inventories
4. Inventories

Inventories consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Products	332,736	309,160
Packing materials and others	1,611	2,911

Inventories	334,347	312,071

Inventories write-downs are recorded in cost of products in the consolidated statements of operations, which were RMB12,497, RMB21,125 and RMB 38,759 for the years ended December 31, 2014, 2015 and 2016, respectively.